Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Losses Shared Pro Rata Between Two Classes of Participating Ordinary Share

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the three months ended March 31, 2022 (in thousands, except per share data):

Three Months Ended March 31,
2022
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(28,082)
Weighted-average shares for basic and diluted net loss per share(1)	214,940
Basic and Diluted net loss per share of Class A common stock	$(0.13)
(1)	Basic and diluted weighted-average shares outstanding include restricted stock units that have vested but whose settlement into common stock has not yet occurred.

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the period December 6, 2021 through December 31, 2021 (in thousands, except per share data):

December 6, 2021 –
December 31,2021
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(12,697)
Weighted-average shares for basic and diluted loss per share	214,794
Basic and Diluted loss per share of Class A Common Stock	$(0.06)

TPG Pace Solutions
Losses Shared Pro Rata Between Two Classes of Participating Ordinary Share

For the three months ended September 30, 2021 and the period from January 4, 2021 (inception) to September 30, 2021, losses are shared pro rata between the two classes of ordinary shares as follows:

			For the Period from
	For the Three Months Ended		January 4, 2021 (inception) to
	September 30, 2021		September 30, 2021
	Class A ordinary	Founder Shares	Class A ordinary	Founder Shares
	shares subject to	and Private	shares subject to	and Private
	possible redemption	Placement Shares	possible redemption	Placement Shares
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(1,101,750)	$(397,017)	$(1,652,243)	$(595,387)
Accretion on Class A ordinary shares subject to redemption	—	—	—	(16,443,377)

	$(1,101,750)	$(397,017)	$(1,652,243)	$(17,038,764)
Denominator:
Weighted average ordinary shares outstanding:	28,500,000	10,270,000	18,050,000	12,471,914
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$(0.09)	$(1.37)